FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the non-redeemable Common Stock (Details) - $ / shares		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	$ 10.57	$ 6.20
Probability of acquisition	82.00%	100.00%
Equity volatility	19.90%	12.00%
Discount for lack of marketability	3.00%	8.00%
Discount for expected forfeiture	5.10%	5.11%